Financial Highlights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Financial Highlights Tables
Schedule of per unit operating performance data and other financial ratios

The following information presents per unit operating performance results and other supplemental financial ratios for the three and nine months ended September 30, 2014 and 2013. This information has been derived from information presented in the financial statements for limited partner units and assumes that a unit is outstanding throughout the entire period:

	Three Months Ended September 30, 2014				Three Months Ended September 30, 2013
	Series A Units	Series B Units	Series C Units†	Series I Units	Series A Units	Series B Units	Series C Units†	Series I Units
Per Unit Operating Performance
Net asset value per Unit at beginning of period	$67.88	$78.56	$88.29	$92.35	$72.43	$82.52	$91.50	$96.43

Gain (Loss) from operations
Gain (Loss) from trading (1)	1.54	1.80	2.03	2.13	(3.58)	(4.09)	(4.54)	(4.78)
Net investment income (loss) (1)	(1.12)	(1.00)	(0.83)	(1.04)	(1.08)	(0.92)	(0.72)	(0.94)
Total gain (loss) from operations	0.42	0.80	1.20	1.09	(4.66)	(5.01)	(5.26)	(5.72)
Net asset value per Unit at end of period	$68.30	$79.36	$89.49	$93.44	$67.77	$77.51	$86.24	$90.71

Total return (5)	0.63%	1.02%	1.36%	1.17%	(6.43)%	(6.07)%	(5.75)%	(5.93)%

Other Financial Ratios
Ratios to average net asset value
Net total expenses	6.79%	5.27%	3.94%	4.67%	6.70%	5.17%	3.80%	4.57%
Net investment income (loss) (2)(3)(4)	(6.62)%	(5.11)%	(3.77)%	(4.50)%	(6.14)%	(4.61)%	(3.24)%	(4.01)%

	Nine Months Ended September 30, 2014				Nine Months Ended September 30, 2013
	Series A Units	Series B Units	Series C Units†	Series I Units	Series A Units	Series B Units	Series C Units†	Series I Units
Per Unit Operating Performance
Net asset value per Unit at beginning of period	$71.08	$81.62	$91.11	$95.67	$73.18	$82.73	$91.11	$96.38
Gain (loss) from operations
Gain (loss) from trading (1)	0.70	0.84	0.96	0.98	(1.93)	(2.22)	(2.41)	(2.61)
Net investment income (loss) (1)	(3.48)	(3.10)	(2.58)	(3.21)	(3.48)	(3.00)	(2.46)	(3.06)
Total gain (loss) from operations	(2.78)	(2.26)	(1.62)	(2.23)	(5.41)	(5.22)	(4.87)	(5.67)
Net asset value per Unit at end of period	$68.30	$79.36	$89.49	$93.44	$67.77	$77.51	$86.24	$90.71

Total return (5)	(3.91)%	(2.77)%	(1.79)%	(2.33)%	(7.39)%	(6.30)%	(5.35)%	(5.88)%

Other Financial Ratios
Ratios to average net asset value
Net total expenses	7.02%	5.47%	4.13%	4.86%	6.66%	5.12%	3.87%	4.52%
Net investment income (loss) (2)(3)(4)	(6.78)%	(5.23)%	(3.89)%	(4.62)%	(6.35)%	(4.81)%	(3.57)%	(4.21)%

Total returns are calculated based on the change in value of a Series A, B, C or I Units during the period. An individual limited partner’s total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

(1)	The net investment income (loss) per Unit is calculated by dividing the net investment income (loss) by the average number of Series A, B, C or I Units outstanding during the period. Gain (loss) from trading is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information. Such balancing amount may differ from the calculation of loss from trading per Unit due to the timing of trading gains and losses during the period relative to the number of Units outstanding.

(2)	All of the ratios under other financial ratios are computed net of involuntary waivers of administrative and offering expenses.

For the three months ended September 30, 2014 and 2013, the ratios are net of 3.68% and 1.19% effect of waived administrative expenses, respectively. For the three months ended September 30, 2014 and 2013, the ratios are net of 1.18% and 0.83 % effect of waived offering expenses, respectively.

For the nine months ended September 30, 2014 and 2013, the ratios are net of 2.83% and 1.27% effect of waived administrative expenses, respectively. For the nine months ended September 30, 2014 and 2013, the ratios are net of 0.67% and 0.48 % effect of waived offering expenses, respectively.

(3)	The net investment income (loss) includes interest income and excludes net realized and net change in unrealized gain (loss) from trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net trading gain (loss) on the statements of operations. The resulting amount is divided by the average net asset value for the period.

(4)	Ratios have been annualized.

(5)	Ratios have not been annualized.

† Series C units commenced trading on September 1, 2012.

The following information presents per Unit operating performance results and other supplemental financial ratios for the years ended December 31, 2013 and 2012. This information has been derived from information presented in the financial statements for limited partner Units and assumes that a Unit is outstanding throughout the entire year:

	2013				2012
	Series A Units	Series B Units	Series C Units	Series I Units	Series A Units	Series B Units	Series C Units†	Series I Units
Per Unit Operating Performance
Net asset value per Unit at beginning of period	$73.18	$82.73	$91.11	$96.38	$87.30	$97.15	$100.00	$112.52

Loss from operations
Gain (Loss) from trading (1)	2.67	3.07	3.47	3.56	(9.11)	(10.29)	(7.89)	(12.00)
Net investment loss (1)	(4.77)	(4.18)	(3.47)	(4.27)	(5.01)	(4.13)	(1.00)	(4.14)
Total loss from operations	(2.10)	(1.11)	—	(0.71)	(14.12)	(14.42)	(8.89)	(16.14)
Net asset value per Unit at end of period	$71.08	$81.62	$91.11	$95.67	$73.18	$82.73	$91.11	$96.38

Total return	(2.86)%	(1.34)%	0.01%	(0.74)%	(16.18)%	(14.85)%	(8.89)%	(14.35)%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fee (2) (3)	6.62%	5.11%	3.84%	4.50%	6.98%	5.37%	2.93%	4.74%
Trading Advisor incentive fee	0.28%	0.29%	0.29%	0.25%	0.12%	0.13%	0.00%	0.12%
Total expenses	6.90%	5.40%	4.13%	4.75%	7.10%	5.50%	2.93%	4.86%
Net investment loss (2) (3)	(6.58)%	(5.07)%	(3.81)%	(4.42)%	(6.11)%	(4.48)%	(2.52)%	(3.89)%

Total returns are calculated based on the change in value of a Series A, Series B, Series C or Series I Units during the year. An individual limited partner’s total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

†	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.

(1)	The net investment loss per unit is calculated by dividing the net investment loss by the average number of Series A, B, C or I Units outstanding during the year/period. Loss from futures and forwards trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information. Such balancing amount may differ from the calculation of loss from futures and forwards trading per unit due to the timing of trading gains and losses during the year relative to the number of units outstanding.

(2)	All of the ratios under Other Financial Ratios are computed net of involuntary waivers of administrative and offering expenses. For the years ended December 31, 2013 and 2012, the ratios are net of 1.24% and 0.33% effect of waived administrative expenses, respectively. For the years ended December 31, 2013 and 2012, the ratios are net of 0.53% and 0.15% effect of waived offering expenses, respectively.

(3)	The net investment loss includes interest income and excludes realized and change in unrealized gain (loss) from futures and forwards trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net loss from futures and forwards trading on the statements of operations. The resulting amount is divided by the average net asset value for the year.